Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 30, 2012	Jun. 30, 2011
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Registrant Name	Pernix Group, Inc.
Entity Central Index Key	0001082198
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 228,007
Entity Common Stock, Shares Outstanding		9,403,697